Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Central Index Key	0001769731
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39006
Entity Registrant Name	AMTD IDEA GROUP
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	66 rue Jean-JacquesRousseau
Entity Address, Postal Zip Code	75001
Entity Address, City or Town	Paris
Entity Address, Country	FR
Title of 12(b) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.0001 per share Class A ordinary shares
Trading Symbol	AMTD
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) to the annual report on Form 20-F of AMTD IDEA Group (the Company”) amends its annual report on Form 20-F for the year ended December 31, 2023 as originally filed with the Securities and Exchange Commission (the “SEC”) on May 13, 2024 (the “Original Filing”).This Amendment No. 1 is being filed to: ●amend disclosures under Item 16F of the Original Filing to reflect the receipt and content of a letter from the Company’s former auditor, which was issued subsequent and in response to the original disclosures under Item 16F of the Original Filing, in accordance with Item 16F(a)(1) of Form 20-F; and ●amend the list of exhibits in “Item 19. Exhibits” of the Original Filing to reflect the filing of the letter from the Company’s former auditor referenced above as required under Item 16F(a)(3) of Form 20-F.Other than as set forth herein, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Original Filing. Other than as expressly stated in this Amendment No. 1, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any part of the Original Filing or reflect any events that have occurred after the Original Filing was filed on May 13, 2024. The filing of this Amendment No. 1 should not be understood to mean that any other statements contained in the Original Filing are true and complete as of any date subsequent to May 13, 2024. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the documents filed with or furnished to the SEC by the Company subsequent to May 13, 2024, including any amendments to such documents, as information in such documents may update or supersede certain information contained in this Amendment No. 1.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	66 rue Jean-JacquesRousseau
Entity Address, Postal Zip Code	75001
Entity Address, City or Town	Paris
Entity Address, Country	FR
Contact Personnel Name	Feridun Hamdullahpur
City Area Code	+33 (0)
Local Phone Number	1 4236 4597
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	242,765,736
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	233,526,979